UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
Select Growth Fund

Quarterly portfolio holdings 6/30/2014

John Hancock
INVESTMENTS

Select Growth Fund
As of 6-30-14 (Unaudited)

	Shares	Value

Common Stocks 99.6%		$466,254,563

(Cost $435,592,144)

Consumer Discretionary 10.4%		48,651,245

Automobiles 4.9%
Harley-Davidson, Inc.	330,978	23,118,813

Internet & Catalog Retail 3.2%
TripAdvisor, Inc. (I)	138,440	15,042,890

Specialty Retail 2.3%
CarMax, Inc. (I)	66,980	3,483,630
O'Reilly Automotive, Inc. (I)	46,520	7,005,912

Consumer Staples 8.4%		39,167,118

Beverages 3.4%
Brown-Forman Corp., Class B	168,730	15,889,304

Food Products 3.1%
Kraft Foods Group, Inc.	240,270	14,404,187

Household Products 1.9%
Colgate-Palmolive Company	130,150	8,873,627

Energy 7.1%		33,323,400

Oil, Gas & Consumable Fuels 7.1%
Apache Corp.	139,220	14,008,316
EOG Resources, Inc.	108,047	12,626,372
Ultra Petroleum Corp. (I)	225,285	6,688,712

Financials 24.3%		114,002,826

Banks 12.5%
First Republic Bank	459,110	25,246,459
M&T Bank Corp.	115,015	14,267,611
U.S. Bancorp	441,170	19,111,484

Capital Markets 1.4%
TD Ameritrade Holding Corp.	215,280	6,749,028

Consumer Finance 1.1%
American Express Company	52,980	5,026,213

Diversified Financial Services 3.2%
Berkshire Hathaway, Inc., Class B (I)	117,620	14,885,987

Insurance 6.1%
Fairfax Financial Holdings, Ltd.	16,134	7,654,143
Markel Corp. (I)	21,102	13,835,315
The Progressive Corp.	284,960	7,226,586

Health Care 15.1%		70,906,641

Biotechnology 1.0%
Genomic Health, Inc. (I)	55,553	1,522,152
Seattle Genetics, Inc. (I)	81,600	3,121,200

Health Care Equipment & Supplies 3.1%
IDEXX Laboratories, Inc. (I)	110,012	14,694,303

Health Care Providers & Services 4.5%
WellPoint, Inc.	195,767	21,066,487

1

Select Growth Fund
As of 6-30-14 (Unaudited)

		Shares	Value
Health Care (continued)

Pharmaceuticals 6.5%
Bristol-Myers Squibb Company		33,681	$1,633,865
Johnson & Johnson		275,938	28,868,634

Industrials 12.0%			56,157,695

Air Freight & Logistics 4.1%
United Parcel Service, Inc., Class B		186,040	19,098,866

Construction & Engineering 0.1%
Pangea Group, Class B (I)		465	418,678

Electrical Equipment 1.0%
Rockwell Automation, Inc.		36,270	4,539,553

Industrial Conglomerates 2.6%
Danaher Corp.		155,680	12,256,686

Trading Companies & Distributors 4.2%
NOW, Inc. (I)		56,140	2,032,829
Watsco, Inc.		173,327	17,811,083

Information Technology 14.9%			69,575,545

Communications Equipment 0.5%
F5 Networks, Inc. (I)		19,370	2,158,593

Internet Software & Services 6.6%
eBay, Inc. (I)		87,218	4,366,133
Google, Inc., Class A (I)		45,850	26,807,120

Semiconductors & Semiconductor Equipment 5.5%
Altera Corp.		67,566	2,348,594
Analog Devices, Inc.		215,500	11,652,085
Linear Technology Corp.		199,850	9,406,940
Xilinx, Inc.		46,978	2,222,529

Software 2.3%
Oracle Corp.		261,869	10,613,551

Materials 7.4%			34,470,093

Chemicals 2.6%
Monsanto Company		95,110	11,864,021

Construction Materials 4.8%
Martin Marietta Materials, Inc.		126,730	16,734,697
Vulcan Materials Company		92,100	5,871,375

	Yield (%)	Shares	Value

Short-Term Investments 1.2%			$5,818,004

(Cost $5,818,004)

Money Market Funds 1.2%			5,818,004

State Street Institutional Liquid Reserves Fund	0.0619 (Y)	5,818,004	5,818,004

Total investments (Cost $441,410,148)† 100.8%			$472,072,567

Other assets and liabilities, net (0.8%)			($3,693,822)

Total net assets 100.0%			$468,378,745

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

2

Select Growth Fund
As of 6-30-14 (Unaudited)

(I) Non-income producing security.

(Y) The rate shown is the annualized seven-day yield as of 6-30-14.

† At 6-30-14, the aggregate cost of investment securities for federal income tax purposes was $443,604,041. Net unrealized appreciation aggregated $28,468,526, of which $34,184,876 related to appreciated investment securities and $5,716,350 related to depreciated investment securities.

3

Select Growth Fund
As of 6-30-14 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of June 30, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	06/30/14	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$48,651,245	$48,651,245	—	—
Consumer Staples	39,167,118	39,167,118	—	—
Energy	33,323,400	33,323,400	—	—
Financials	114,002,826	114,002,826	—	—
Health Care	70,906,641	70,906,641	—	—
Industrials	56,157,695	55,739,017	—	$418,678
Information Technology	69,575,545	69,575,545	—	—
Materials	34,470,093	34,470,093	—	—
Short-Term Investments	5,818,004	5,818,004	—	—

Total Investments in Securities	$472,072,567	$471,653,889	—	$418,678

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**800-225-5291**
	EASI-Line	**800-338-8080**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Select Growth Fund.

334Q1 6/14
8/14

John Hancock
Disciplined Value Fund

Quarterly portfolio holdings 6/30/2014

John Hancock
INVESTMENTS

Disciplined Value Fund
As of 6-30-14 (Unaudited)

	Shares	Value

Common Stocks 97.1%	$10,196,144,554

(Cost $8,699,280,708)

Consumer Discretionary 11.0%		1,155,966,998

Auto Components 0.7%
Lear Corp.	859,707	76,789,029

Diversified Consumer Services 0.5%
Apollo Education Group, Inc. (I)	1,603,330	50,104,063

Hotels, Restaurants & Leisure 0.5%
Six Flags Entertainment Corp.	1,206,190	51,323,385

Media 7.9%
CBS Corp., Class B (L)	917,750	57,028,985
Comcast Corp., Class A (L)	3,441,223	184,724,851
Liberty Global PLC, Series C (I)	3,290,596	139,225,117
Liberty Media Corp., Series A (I)	923,731	126,255,553
News Corp., Class A (I)	2,659,849	47,717,691
Omnicom Group, Inc.	624,201	44,455,595
Scripps Networks Interactive, Inc., Class A	557,670	45,249,344
Time Warner, Inc.	2,512,046	176,471,232
Time, Inc. (I)	308,615	7,474,655

Multiline Retail 0.6%
Macy's, Inc.	1,115,205	64,704,194

Specialty Retail 0.8%
The Home Depot, Inc.	1,043,025	84,443,304

Consumer Staples 2.9%		307,032,355

Food & Staples Retailing 2.1%
CVS Caremark Corp.	3,009,464	226,823,302

Food Products 0.8%
Tyson Foods, Inc., Class A	2,136,629	80,209,053

Energy 14.6%		1,528,420,328

Energy Equipment & Services 1.1%
Schlumberger, Ltd.	992,860	117,107,837

Oil, Gas & Consumable Fuels 13.5%
Energen Corp.	594,685	52,855,603
EOG Resources, Inc.	737,661	86,203,064
EQT Corp.	1,029,105	110,011,325
Exxon Mobil Corp.	4,667,891	469,963,266
Marathon Petroleum Corp.	1,046,740	81,718,992
Occidental Petroleum Corp.	2,098,118	215,329,850
Phillips 66	2,770,910	222,864,291
QEP Resources, Inc.	2,988,060	103,088,070
Valero Energy Corp.	1,382,795	69,278,030

Financials 27.3%		2,862,920,718

Banks 12.1%
BB&T Corp.	2,185,499	86,174,226
Citigroup, Inc.	6,014,371	283,276,874
Fifth Third Bancorp	7,064,617	150,829,573
JPMorgan Chase & Company	5,765,197	332,190,651
Wells Fargo & Company	7,956,789	418,208,827

1

Disciplined Value Fund
As of 6-30-14 (Unaudited)

	Shares	Value

Financials (continued)

Capital Markets 0.8%
State Street Corp.	1,190,771	$80,091,257

Consumer Finance 3.9%
Capital One Financial Corp.	3,391,658	280,150,951
Discover Financial Services	2,072,749	128,468,983

Diversified Financial Services 3.8%
Berkshire Hathaway, Inc., Class B (I)	3,149,707	398,626,918

Insurance 5.7%
ACE, Ltd.	1,430,957	148,390,241
MetLife, Inc.	1,224,938	68,057,555
Prudential Financial, Inc.	876,105	77,771,841
The Allstate Corp.	2,586,412	151,874,113
The Travelers Companies, Inc.	1,216,705	114,455,439
Validus Holdings, Ltd.	1,142,560	43,691,494

Real Estate Investment Trusts 1.0%
American Capital Agency Corp.	2,251,395	52,705,157
American Homes 4 Rent, Class A	2,700,260	47,956,618

Health Care 14.6%		1,527,373,631

Health Care Equipment & Supplies 3.1%
Covidien PLC	1,401,929	126,425,957
Medtronic, Inc.	1,952,795	124,510,209
Zimmer Holdings, Inc.	730,340	75,853,112

Health Care Providers & Services 4.9%
Express Scripts Holding Company (I)	2,660,542	184,455,377
Laboratory Corp. of America Holdings (I)	724,880	74,227,712
McKesson Corp.	470,287	87,572,142
Omnicare, Inc. (L)	1,438,260	95,744,968
Quest Diagnostics, Inc. (L)	1,124,745	66,011,284

Pharmaceuticals 6.6%
AbbVie, Inc.	1,186,795	66,982,710
Johnson & Johnson	2,695,992	282,054,683
Pfizer, Inc.	10,230,797	303,650,055
Sanofi, ADR	750,149	39,885,422

Industrials 7.6%		797,451,130

Aerospace & Defense 3.7%
Honeywell International, Inc.	735,774	68,390,193
Lockheed Martin Corp.	1,138,442	182,981,783
Raytheon Company	1,443,050	133,121,363

Airlines 0.8%
Delta Air Lines, Inc.	1,358,770	52,611,574
United Continental Holdings, Inc. (I)	746,030	30,639,452

Machinery 2.3%
Crane Company	941,900	70,039,684
Dover Corp.	990,876	90,120,172
Parker Hannifin Corp.	631,897	79,448,410

Road & Rail 0.8%
Norfolk Southern Corp.	874,488	90,098,499

2

Disciplined Value Fund
As of 6-30-14 (Unaudited)

		Shares	Value

Information Technology 14.0%			$1,470,608,455

Communications Equipment 3.8%
Brocade Communications Systems, Inc.		7,537,233	69,342,544
Cisco Systems, Inc.		8,825,156	219,305,127
QUALCOMM, Inc.		1,324,589	104,907,449

Electronic Equipment, Instruments & Components 0.7%
TE Connectivity, Ltd.		1,175,127	72,669,854

IT Services 0.8%
Fidelity National Information Services, Inc.		767,460	42,010,760
Global Payments, Inc.		614,899	44,795,392

Semiconductors & Semiconductor Equipment 0.4%
ON Semiconductor Corp. (I)		4,051,874	37,034,128

Software 2.9%
Microsoft Corp.		4,903,045	204,456,977
Oracle Corp.		2,586,425	104,827,805

Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc.		2,868,485	266,568,311
EMC Corp.		6,573,235	173,139,010
Seagate Technology PLC		856,151	48,646,500
Western Digital Corp.		898,208	82,904,598

Materials 3.2%			340,494,785

Chemicals 0.8%
Huntsman Corp.		2,853,880	80,194,028

Containers & Packaging 1.4%
Crown Holdings, Inc. (I)		1,475,113	73,401,623
Rock-Tenn Company, Class A		725,008	76,553,595

Paper & Forest Products 1.0%
International Paper Company		2,186,359	110,345,539

Telecommunication Services 0.6%			67,476,427

Diversified Telecommunication Services 0.6%
Verizon Communications, Inc.		1,379,040	67,476,427

Utilities 1.3%			138,399,727

Independent Power and Renewable Electricity Producers 1.3%
AES Corp.		8,900,304	138,399,727

	Yield (%)	Shares	Value

Securities Lending Collateral 1.4%			$150,677,437

(Cost $150,675,939)

John Hancock Collateral Investment Trust (W)	0.0995(Y)	15,056,602	150,677,437

Short-Term Investments 2.2%			$226,024,440

(Cost $226,024,440)

Money Market Funds 2.2%			226,024,440

State Street Institutional US Government Money Market Fund	0.0000(Y)	226,024,440	226,024,440

3

Disciplined Value Fund
As of 6-30-14 (Unaudited)

Total investments (Cost $9,075,981,087)† 100.7%	$10,572,846,431

Other assets and liabilities, net (0.7%)	($74,940,868)

Total net assets 100.0%	$10,497,905,563

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 6-30-14. The value of securities on loan amounted to $147,637,156.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 6-30-14.

† At 6-30-14, the aggregate cost of investment securities for federal income tax purposes was $9,078,396,470. Net unrealized appreciation aggregated $1,494,449,961, of which $1,514,051,293 related to appreciated investment securities and $19,601,332 related to depreciated investment securities.

4

Disciplined Value Fund
As of 6-30-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2014, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Disciplined Value Fund.

340Q1 6/14
8/14

John Hancock
Core High Yield Fund

Quarterly portfolio holdings 6/30/2014

John Hancock
INVESTMENTS

Core High Yield Fund
As of 6-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Corporate Bonds 75.7%					$427,441,105

(Cost $411,212,552)

Consumer Discretionary 10.9%					61,787,683

Auto Components 1.1%
Icahn Enterprises LP	5.875	02/01/22		5,000,000	5,237,500
Stackpole International Intermediate Company SA (S)	7.750	10/15/21		840,000	877,800

Diversified Consumer Services 0.2%
Speedy Cash Intermediate Holdings Corp. (S)	10.750	05/15/18		1,000,000	1,015,000

Hotels, Restaurants & Leisure 1.1%
Caesars Entertainment Operating Company, Inc.	11.250	06/01/17		250,000	228,750
Great Canadian Gaming Corp.	6.625	07/25/22	CAD	2,000,000	1,998,501
Landry's, Inc. (S)	9.375	05/01/20		3,485,000	3,833,500

Household Durables 2.6%
Beazer Homes USA, Inc.	7.250	02/01/23		200,000	207,250
Beazer Homes USA, Inc.	9.125	05/15/19		3,000,000	3,198,750
Brookfield Residential Properties, Inc. (S)	6.500	12/15/20		1,340,000	1,417,050
Century Communities, Inc. (S)	6.875	05/15/22		945,000	966,263
Meritage Homes Corp.	7.000	04/01/22		1,000,000	1,101,250
Modular Space Corp. (S)	10.250	01/31/19		6,125,000	6,446,563
The Ryland Group, Inc.	5.375	10/01/22		1,000,000	992,500
William Lyon Homes, Inc. (S)	5.750	04/15/19		640,000	656,000

Internet & Catalog Retail 0.2%
Netflix, Inc. (S)	5.750	03/01/24		1,125,000	1,175,625

Media 4.2%
Altice SA (S)	7.750	05/15/22		2,500,000	2,668,750
American Media, Inc.	11.500	12/15/17		2,094,000	2,240,580
Gibson Brands, Inc. (S)	8.875	08/01/18		490,000	504,088
Postmedia Network, Inc.	12.500	07/15/18		2,000,000	2,107,500
Quebecor Media, Inc. (S)	6.625	01/15/23	CAD	3,000,000	2,902,863
Sirius XM Radio, Inc. (S)	6.000	07/15/24		7,500,000	7,800,000
SiTV LLC (S)	10.375	07/01/19		2,250,000	2,306,250
Videotron, Ltd. (S)	5.375	06/15/24		3,055,000	3,131,375

Specialty Retail 1.5%
DriveTime Automotive Group, Inc. (S)	8.000	06/01/21		4,000,000	4,080,000
GRD Holdings III Corp. (S)	10.750	06/01/19		3,000,000	3,360,000
Hillman Group, Inc. (S)	6.375	07/15/22		625,000	625,000
The Men's Wearhouse, Inc. (S)	7.000	07/01/22		685,000	708,975

Consumer Staples 5.8%					32,529,720

Beverages 0.1%
Pinnacle Operating Corp. (S)	9.000	11/15/20		675,000	732,375

Commercial Services & Supplies 0.6%
Ceridian LLC (S)	8.125	11/15/17		3,150,000	3,181,500

Food Products 2.5%
Alliance Grain Traders, Inc. (S)	9.000	02/14/18	CAD	2,000,000	1,960,470
Big Heart Pet Brands	7.625	02/15/19		865,000	901,417
Post Holdings, Inc. (S)	6.000	12/15/22		580,000	593,775
Post Holdings, Inc. (S)	6.750	12/01/21		775,000	822,469
Post Holdings, Inc. (S)	7.375	02/15/22		1,100,000	1,190,750
Simmons Foods, Inc. (S)	10.500	11/01/17		1,250,000	1,339,063

1

Core High Yield Fund
As of 6-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Consumer Staples (continued)

Southern States Cooperative, Inc. (S)	10.000	08/15/21		7,000,000	$7,105,000

Household Products 1.7%
Harbinger Group, Inc.	7.750	01/15/22		1,530,000	1,566,338
Harbinger Group, Inc.	7.875	07/15/19		2,830,000	3,095,313
Reynolds Group Issuer, Inc.	9.000	04/15/19		3,000,000	3,176,250
The Sun Products Corp. (S)	7.750	03/15/21		2,000,000	1,740,000

Tobacco 0.9%
Alliance One International, Inc.	9.875	07/15/21		5,000,000	5,125,000

Energy 13.4%					75,427,820

Energy Equipment & Services 2.9%
Forbes Energy Services, Ltd.	9.000	06/15/19		3,750,000	3,890,625
Halcon Resources Corp.	9.250	02/15/22		3,500,000	3,823,750
Offshore Group Investment, Ltd.	7.125	04/01/23		2,000,000	2,035,000
Parker Drilling Company (S)	6.750	07/15/22		290,000	301,600
Permian Holdings, Inc. (S)	10.500	01/15/18		4,303,000	4,421,319
PHI, Inc. (S)	5.250	03/15/19		1,340,000	1,366,800
Pioneer Energy Services Corp. (S)	6.125	03/15/22		440,000	455,950

Oil, Gas & Consumable Fuels 10.5%
Arch Coal, Inc. (S)	8.000	01/15/19		560,000	554,400
Atlas Pipeline Partners LP	5.875	08/01/23		4,500,000	4,578,750
Bill Barrett Corp.	7.625	10/01/19		1,000,000	1,077,500
BreitBurn Energy Partners LP	7.875	04/15/22		3,000,000	3,258,750
Calumet Specialty Products Partners LP (S)	6.500	04/15/21		5,000,000	5,100,000
Calumet Specialty Products Partners LP	7.625	01/15/22		1,450,000	1,558,750
Carrizo Oil & Gas, Inc.	7.500	09/15/20		2,750,000	3,018,125
EPL Oil & Gas, Inc.	8.250	02/15/18		1,500,000	1,605,000
FTS International, Inc. (S)	6.250	05/01/22		1,000,000	1,022,500
Halcon Resources Corp.	8.875	05/15/21		400,000	430,000
Jones Energy Holdings LLC (S)	6.750	04/01/22		805,000	849,275
Legacy Reserves LP	8.000	12/01/20		4,000,000	4,300,000
Memorial Resource Development Corp. (S)	5.875	07/01/22		870,000	876,525
Midstates Petroleum Company, Inc.	10.750	10/01/20		6,000,000	6,810,000
Penn Virginia Corp.	8.500	05/01/20		550,000	614,625
Rockies Express Pipeline LLC (S)	6.850	07/15/18		7,000,000	7,560,000
Sabine Pass Liquefaction LLC	5.625	02/01/21		2,000,000	2,115,000
Sanchez Energy Corp. (S)	6.125	01/15/23		540,000	557,550
Seventy Seven Energy, Inc. (S)	6.500	07/15/22		2,130,000	2,183,250
Sidewinder Drilling, Inc. (S)	9.750	11/15/19		2,500,000	2,537,500
Trilogy Energy Corp. (S)	7.250	12/13/19	CAD	3,500,000	3,493,276
Tullow Oil PLC (S)	6.000	11/01/20		730,000	757,375
Tullow Oil PLC (S)	6.250	04/15/22		1,590,000	1,649,625
Ultra Petroleum Corp. (S)	5.750	12/15/18		2,500,000	2,625,000

Financials 12.3%					69,559,452

Banks 1.8%
Barclays Bank PLC	7.625	11/21/22		3,000,000	3,412,500
Credit Agricole SA (8.125% to 09/19/2018, then 5 year U.S.
Swap Rate + 6.283%) (S)	8.125	09/19/33		3,000,000	3,419,100
Societe Generale SA (8.250% to 11/29/2018, then 5 Year
U.S. Swap Rate + 6.394%) (Q)	8.250	11/29/18		3,000,000	3,263,700

2

Core High Yield Fund
As of 6-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Financials (continued)

Capital Markets 1.0%
Credit Suisse Group AG (7.500% to 12/11/2023, then 5 year
U.S. Swap Rate + 4.598%) (Q)(S)	7.500	12/11/23		1,120,000	$1,239,728
GFI Group, Inc.	10.375	07/19/18		2,000,000	2,170,000
KCG Holdings, Inc. (S)	8.250	06/15/18		2,000,000	2,122,500

Consumer Finance 2.7%
Cash America International, Inc.	5.750	05/15/18		5,000,000	5,137,500
Credit Acceptance Corp. (S)	6.125	02/15/21		2,160,000	2,257,200
DFC Finance Corp. (S)	10.500	06/15/20		4,000,000	4,085,000
Enova International, Inc. (S)	9.750	06/01/21		2,000,000	1,992,500
First Cash Financial Services, Inc. (S)	6.750	04/01/21		1,605,000	1,709,325

Diversified Financial Services 4.5%
General Electric Capital Corp. (6.250% to 12/15/2022, then 3
month LIBOR + 4.704%) (Q)	6.250	12/15/22		1,500,000	1,668,750
iPayment, Inc.	10.250	05/15/18		5,000,000	4,525,000
Jefferies Finance LLC (S)	6.875	04/15/22		3,000,000	3,037,500
Milestone Aviation Group LLC (S)	8.625	12/15/17		4,000,000	4,365,000
Nationstar Mortgage LLC	6.500	06/01/22		7,000,000	7,000,000
Reliance Intermediate Holdings LP (S)	9.500	12/15/19		500,000	540,000
TMX Finance LLC (S)	8.500	09/15/18		3,948,000	4,184,880

Real Estate Investment Trusts 0.5%
CNL Lifestyle Properties, Inc.	7.250	04/15/19		750,000	788,438
DuPont Fabros Technology LP	5.875	09/15/21		1,100,000	1,149,500
iStar Financial, Inc.	5.000	07/01/19		890,000	890,000

Real Estate Management & Development 1.8%
Crescent Resources LLC (S)	10.250	08/15/17		3,000,000	3,360,000
Forestar USA Real Estate Group, Inc. (S)	8.500	06/01/22		1,665,000	1,723,275
Mattamy Group Corp. (S)	6.500	11/15/20		3,500,000	3,587,500
Mattamy Group Corp. (S)	6.875	11/15/20 CAD		2,000,000	1,930,556

Health Care 5.3%					29,861,059

Health Care Equipment & Supplies 1.9%
Alere, Inc.	7.250	07/01/18		2,500,000	2,725,000
Centric Health Corp.	8.625	04/18/18	CAD	10,000,000	7,904,972

Health Care Providers & Services 2.9%
BioScrip, Inc. (S)	8.875	02/15/21		4,125,000	4,310,625
National Mentor Holdings, Inc. (S)	12.500	02/15/18		5,936,000	6,307,000
OnCure Holdings, Inc. (H)	11.750	01/15/17		62,499	68,749
OnCure Holdings, Inc. (H)	11.750	05/15/17		175,000	3,420
Vantage Oncology LLC (S)	9.500	06/15/17		6,000,000	5,940,000

Pharmaceuticals 0.5%
Forest Laboratories, Inc. (S)	5.000	12/15/21		1,125,000	1,232,843
JLL/Delta Dutch Newco BV (S)	7.500	02/01/22		545,000	564,075
Salix Pharmaceuticals, Ltd. (S)	6.000	01/15/21		750,000	804,375

Industrials 9.3%					52,790,481

Aerospace & Defense 1.4%
LMI Aerospace, Inc. (S)	7.375	07/15/19		2,040,000	2,085,900
TransDigm, Inc. (S)	6.000	07/15/22		5,670,000	5,825,925

3

Core High Yield Fund
As of 6-30-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Industrials (continued)

Building Products 0.5%
Nortek, Inc.	8.500	04/15/21		1,000,000	$1,105,000
Summit Materials LLC	10.500	01/31/20		1,780,000	2,002,500

Commercial Services & Supplies 0.9%
Casella Waste Systems, Inc.	7.750	02/15/19		2,600,000	2,717,000
Garda World Security Corp. (S)	7.250	11/15/21		110,000	115,638
GFL Environmental Corp. (S)	7.500	06/18/18	CAD	1,500,000	1,447,917
Safway Group Holding LLC (S)	7.000	05/15/18		480,000	508,800
Tervita Corp. (S)	10.875	02/15/18		450,000	455,625

Construction & Engineering 0.2%
Michael Baker International, Inc. (S)	8.250	10/15/18		900,000	958,500

Construction Materials 0.4%
Weekley Homes LLC	6.000	02/01/23		2,500,000	2,500,000

Electrical Equipment 0.4%
Artesyn Escrow, Inc. (S)	9.750	10/15/20		2,250,000	2,210,625

Machinery 0.2%
BlueLine Rental Finance Corp. (S)	7.000	02/01/19		440,000	469,700
Waterjet Holdings, Inc. (S)	7.625	02/01/20		440,000	467,500

Marine 0.9%
Navios Maritime Holdings, Inc. (S)	7.375	01/15/22		4,810,000	4,954,300

Oil, Gas & Consumable Fuels 0.9%
Teekay Offshore Partners LP	6.000	07/30/19		5,040,000	5,065,200

Professional Services 0.6%
Mustang Merger Corp. (S)	8.500	08/15/21		3,000,000	3,270,000

Road & Rail 0.4%
The Hertz Corp.	5.875	10/15/20		2,000,000	2,090,000

Trading Companies & Distributors 1.0%
HD Supply, Inc.	7.500	07/15/20		5,000,000	5,462,500
WESCO Distribution, Inc. (S)	5.375	12/15/21		335,000	342,538

Transportation Infrastructure 1.5%
CHC Helicopter SA	9.250	10/15/20		3,600,000	3,924,000
CHC Helicopter SA	9.375	06/01/21		2,825,000	3,015,688
Florida East Coast Holdings Corp. (S)	6.750	05/01/19		1,700,000	1,795,625

Information Technology 1.3%					7,345,368

Communications Equipment 0.8%
Altice Financing SA (S)	6.500	01/15/22		1,520,000	1,618,800
Altice Finco SA (S)	8.125	01/15/24		2,700,000	2,976,750

Electronic Equipment, Instruments & Components 0.2%
Kemet Corp.	10.500	05/01/18		1,000,000	1,057,500

Semiconductors & Semiconductor Equipment 0.3%
Entegris, Inc. (S)	6.000	04/01/22		961,000	989,830
Micron Technology, Inc. (S)	5.875	02/15/22		655,000	702,488

Materials 11.3%					63,516,509

Chemicals 1.7%
Ferro Corp.	7.875	08/15/18		4,000,000	4,180,000
Momentive Performance Materials, Inc. (H)	8.875	10/15/20		2,000,000	2,135,000

4

Core High Yield Fund
As of 6-30-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Materials (continued)

Rain CII Carbon LLC (S)	8.250	01/15/21	3,375,000	$3,543,750

Construction Materials 1.3%
American Gilsonite Company (S)	11.500	09/01/17	4,500,000	4,860,000
U.S. Concrete, Inc. (S)	8.500	12/01/18	2,250,000	2,441,250

Containers & Packaging 0.6%
Ardagh Packaging Finance PLC (S)	6.000	06/30/21	930,000	928,838
Ardagh Packaging Finance PLC (S)	6.250	01/31/19	1,530,000	1,568,250
Ardagh Packaging Finance PLC (S)	7.000	11/15/20	135,882	140,638
Cascades, Inc. (S)	5.500	07/15/22	460,000	458,850

Metals & Mining 6.1%
AuRico Gold, Inc. (S)	7.750	04/01/20	3,655,000	3,618,450
Edgen Murray Corp. (S)	8.750	11/01/20	1,950,000	2,227,875
Essar Steel Algoma, Inc. (S)	9.375	03/15/15	2,000,000	1,995,000
First Quantum Minerals, Ltd. (S)	7.250	10/15/19	3,000,000	3,135,000
First Quantum Minerals, Ltd. (S)	7.250	05/15/22	2,750,000	2,866,875
Hecla Mining Company	6.875	05/01/21	1,800,000	1,782,000
HudBay Minerals, Inc.	9.500	10/01/20	4,290,000	4,719,000
Optima Specialty Steel, Inc. (S)	12.500	12/15/16	250,000	274,375
Signode Industrial Group Lux SA (S)	6.375	05/01/22	1,910,000	1,933,875
Taseko Mines, Ltd.	7.750	04/15/19	2,750,000	2,763,750
Thompson Creek Metals Company, Inc.	9.750	12/01/17	3,000,000	3,397,500
Thompson Creek Metals Company, Inc.	12.500	05/01/19	5,000,000	5,650,000

Paper & Forest Products 1.6%
Mercer International, Inc.	9.500	12/01/17	1,670,000	1,782,725
Resolute Forest Products, Inc.	5.875	05/15/23	3,858,000	3,800,130
Tembec Industries, Inc.	11.250	12/15/18	2,447,000	2,648,878
UPM-Kymmene OYJ (S)	7.450	11/26/27	600,000	664,500

Telecommunication Services 3.9%				21,971,000

Diversified Telecommunication Services 2.3%
Cincinnati Bell, Inc.	8.375	10/15/20	1,000,000	1,096,250
Columbus International, Inc. (S)	7.375	03/30/21	1,200,000	1,293,000
Frontier Communications Corp.	7.125	01/15/23	5,500,000	5,830,000
Frontier Communications Corp.	8.500	04/15/20	1,000,000	1,180,000
Goodman Networks, Inc.	12.125	07/01/18	600,000	658,500
Wind Acquisition Finance SA (S)	7.375	04/23/21	2,500,000	2,668,750

Wireless Telecommunication Services 1.6%
Goodman Networks, Inc. (S)	12.375	07/01/18	3,000,000	3,292,500
Sprint Capital Corp.	6.900	05/01/19	1,000,000	1,102,500
Sprint Corp. (S)	7.125	06/15/24	4,575,000	4,849,500

Utilities 2.2%				12,652,013

Gas Utilities 0.4%
Southern Star Central Corp. (S)	5.125	07/15/22	2,500,000	2,518,750

Independent Power and Renewable Electricity Producers 1.8%
Dynegy, Inc.	5.875	06/01/23	3,585,000	3,611,888
GenOn Energy, Inc.	7.875	06/15/17	2,000,000	2,125,000
NRG Energy, Inc. (S)	6.250	07/15/22	1,675,000	1,783,875
NRG Energy, Inc. (S)	6.250	05/01/24	2,500,000	2,612,500

5

Core High Yield Fund
As of 6-30-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Term Loans (M) 13.2%				$74,299,432

(Cost $73,784,347)

Consumer Discretionary 4.6%				25,719,907

Diversified Consumer Services 0.4%
Orchard Acquisition Company	7.000	02/07/19	2,345,217	2,343,264

Hotels, Restaurants & Leisure 0.4%
Marina District Finance Company, Inc.	6.750	08/15/18	1,950,200	1,972,608

Household Durables 0.7%
Norcraft Companies LP	5.250	12/13/20	3,980,000	3,994,925

Internet & Catalog Retail 0.2%
Orbitz Worldwide, Inc.	4.500	04/15/21	1,233,333	1,238,215

Media 0.9%
ASP NEP	9.500	07/22/20	22,857	23,429
Getty Images, Inc.	4.750	10/18/19	2,984,848	2,877,325
SESAC Holdco II LLC	5.000	02/08/19	1,970,018	1,974,943

Specialty Retail 1.1%
Payless, Inc.	5.000	03/11/21	2,000,000	2,002,500
Payless, Inc.	8.500	03/11/22	210,000	210,000
Toys R Us Property Company I LLC	6.000	08/21/19	4,430,244	4,264,110

Textiles, Apparel & Luxury Goods 0.9%
Charlotte Russe, Inc.	6.750	05/22/19	4,855,000	4,818,588

Consumer Staples 1.2%				6,712,113

Food & Staples Retailing 0.7%
Reddy Ice Corp.	6.750	05/01/19	3,456,250	3,369,844
Reddy Ice Corp.	10.750	11/01/19	500,000	445,000

Household Products 0.5%
The Sun Products Corp.	5.500	03/23/20	2,960,172	2,897,269

Energy 2.2%				12,718,995

Oil, Gas & Consumable Fuels 2.2%
Arch Coal, Inc.	6.250	05/16/18	6,959,547	6,829,056
Fieldwood Energy LLC	8.375	09/30/20	5,205,000	5,369,514
FTS International, Inc.	5.750	04/16/21	515,273	520,425

Financials 0.1%				819,325

Capital Markets 0.1%
Walter Investment Management Corp.	4.750	12/11/20	829,486	819,325

Health Care 0.8%				4,443,171

Health Care Equipment & Supplies 0.1%
Accellent, Inc.	7.500	03/11/22	260,000	258,050

Health Care Providers & Services 0.6%
CRC Health Corp. (T)	TBD	09/28/21	1,000,000	1,007,500
Western Dental Services, Inc.	6.000	11/01/18	2,477,552	2,483,746

Pharmaceuticals 0.1%
JLL/Delta Dutch Newco BV	4.250	03/11/21	700,000	693,875

6

Core High Yield Fund
As of 6-30-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value
Industrials 2.3%				$12,756,046

Airlines 0.5%
Air Canada	5.500	09/20/19	2,675,000	2,728,500

Building Products 0.1%
Ply Gem Industries, Inc.	4.000	02/01/21	359,100	356,407

Commercial Services & Supplies 0.1%
UTEX Industries, Inc.	5.000	05/22/21	465,000	468,778
UTEX Industries, Inc.	8.250	05/22/22	235,000	237,938

Machinery 0.5%
CPM Holdings, Inc.	10.250	03/01/18	3,000,000	3,012,000

Road & Rail 0.7%
Livingston International, Inc.	5.000	04/16/19	1,980,000	1,981,238
Livingston International, Inc.	9.000	04/20/20	1,954,783	1,966,185

Transportation Infrastructure 0.4%
Riverboat Corporation of Mississippi, Inc.	10.000	11/29/16	2,000,000	2,005,000

Information Technology 1.1%				6,092,500

Electronic Equipment, Instruments & Components 0.9%
Blue Coat Systems, Inc.	9.500	06/28/20	5,000,000	5,075,000

IT Services 0.2%
Deltek, Inc.	10.000	10/10/19	1,000,000	1,017,500

Materials 0.9%				5,037,375

Chemicals 0.9%
American Pacific Corp.	7.000	02/27/19	4,987,500	5,037,375
			Shares	Value

Common Stocks 0.1%				$255,189

(Cost $250,006)

Energy 0.0%				40,960

Energy Equipment & Services 0.0%
TPT Acquisition, Inc. (I)			2,560	40,960

Utilities 0.1%				214,229

Independent Power and Renewable Electricity Producers 0.1%
Dynegy, Inc. (I)			6,156	214,229

Preferred Securities 0.2%				$1,200,903

(Cost $1,141,000)

Utilities 0.2%				1,200,903

Dominion Resources, Inc.			22,820	1,200,903

Warrants 0.0%				$3

(Cost $17,500)

Green Field Energy Services, Inc. ( Expiration Date: 11-15-21; Strike Price: $0.01)
(I)(S)			250	3

7

Core High Yield Fund
As of 6-30-14 (Unaudited)

Total investments (Cost $486,405,405)† 89.2%	$503,196,632

Other assets and liabilities, net 10.8%	$61,236,658

Total net assets 100.0%	$564,433,290

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^ All par values are denominated in U.S. dollars unless otherwise indicated.

CAD Canadian Dollar

LIBOR London Interbank Offered Rate

PIK Paid-in-kind

TBD To Be Determined

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $239,038,296 or 42.4% of the fund's net assets as of 6-30-14.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

† At 6-30-14, the aggregate cost of investment securities for federal income tax purposes was $486,910,101. Net unrealized appreciation aggregated $16,286,531, of which $19,412,567 related to appreciated investment securities and $3,126,036 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 6-30-14:

United States	79.2%
Canada	12.5%
Luxembourg	1.9%
Ireland	1.2%
France	1.2%
United Kingdom	1.0%
Marshall Islands	0.9%
Greece	0.9%
Cayman Islands	0.4%
Barbados	0.2%
Other Countries	0.6%

Total	100.0%

8

Core High Yield Fund
As of 6-30-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of June 30, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	6-30-14	Price	Inputs	Inputs

Corporate Bonds	$427,441,105	—	$427,437,685	$3,420
Term Loans	74,299,432	—	74,299,432	—
Common Stocks	255,189	$214,229	—	40,960
Preferred Securities	1,200,903	1,200,903	—	—
Warrants	3	3	—	—

Total Investments in Securities	$503,196,632	$1,415,135	$501,737,117	$44,380
Other Financial Instruments:
Forward Foreign Currency Contracts	($579,748)	—	($579,748)	—

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more

9

Core High Yield Fund
As of 6-30-14 (Unaudited)

difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A fund may have limited rights to enforce the terms of an underlying loan.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.

Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended June 30, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the portfolio. The following table summarizes the contracts held at June 30, 2014.

				Contractual	Unrealized	Unrealized	Net Unrealized Appreciation/
Fund	Contract to Buy	Contract to Sell	Counterparty	Settlement Date	Appreciation	Depreciation	(Depreciation)

Core High Yield Fund	USD 21,425,904	CAD 23,488,834	Toronto Dominion Bank	7/16/2014	-	($579,748)	($579,748)

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

10

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Core High Yield Fund.

346Q1 6/14
8/14

John Hancock
Small Company Fund

Quarterly portfolio holdings 6/30/2014

John Hancock
INVESTMENTS

Small Company Fund
As of 6-30-14 (Unaudited)

	Shares	Value

Common Stocks 96.0%		$211,981,929

(Cost $177,852,427)

Consumer Discretionary 11.1%		24,560,157

Auto Components 2.6%
Dorman Products, Inc. (I)	59,160	2,917,771
Gentherm, Inc. (I)	66,350	2,949,258

Distributors 1.4%
Pool Corp.	53,970	3,052,543

Diversified Consumer Services 1.0%
Bright Horizons Family Solutions, Inc. (I)	53,180	2,283,549

Hotels, Restaurants & Leisure 3.5%
Marriott Vacations Worldwide Corp. (I)	37,990	2,227,353
Popeyes Louisiana Kitchen, Inc. (I)	63,190	2,762,035
Vail Resorts, Inc.	34,410	2,655,764

Textiles, Apparel & Luxury Goods 2.6%
G-III Apparel Group, Ltd. (I)	38,340	3,130,844
Movado Group, Inc.	61,940	2,581,040

Consumer Staples 0.9%		2,055,413

Food Products 0.9%
Snyder's-Lance, Inc.	77,680	2,055,413

Energy 6.1%		13,440,667

Energy Equipment & Services 3.7%
Bristow Group, Inc.	33,040	2,663,685
Forum Energy Technologies, Inc. (I)	72,100	2,626,603
Helix Energy Solutions Group, Inc. (I)	111,572	2,935,459

Oil, Gas & Consumable Fuels 2.4%
PDC Energy, Inc. (I)	37,840	2,389,596
Rosetta Resources, Inc. (I)	51,510	2,825,324

Financials 25.9%		57,089,520

Banks 10.7%
BBCN Bancorp, Inc.	135,250	2,157,238
Columbia Banking System, Inc.	100,020	2,631,526
Fulton Financial Corp.	255,620	3,167,132
Iberiabank Corp.	51,080	3,534,225
TCF Financial Corp.	197,010	3,225,054
Texas Capital Bancshares, Inc. (I)	40,242	2,171,056
Webster Financial Corp.	103,980	3,279,529
Wintrust Financial Corp.	72,270	3,324,420

Capital Markets 2.0%
Evercore Partners, Inc., Class A	39,870	2,298,107
Stifel Financial Corp. (I)	45,840	2,170,524

Insurance 2.5%
StanCorp Financial Group, Inc.	35,360	2,263,040
The Hanover Insurance Group, Inc.	50,740	3,204,231

Real Estate Investment Trusts 8.2%
Associated Estates Realty Corp.	128,430	2,314,309
Brandywine Realty Trust	213,340	3,328,104
DiamondRock Hospitality Company	254,140	3,258,075

1

Small Company Fund
As of 6-30-14 (Unaudited)

	Shares	Value

Financials (continued)

DuPont Fabros Technology, Inc.	116,480	$3,140,301
Lexington Realty Trust	278,450	3,065,735
Medical Properties Trust, Inc.	227,370	3,010,379

Thrifts & Mortgage Finance 2.5%
Capitol Federal Financial, Inc.	261,360	3,178,138
EverBank Financial Corp.	117,480	2,368,397

Health Care 10.3%		22,791,809

Health Care Equipment & Supplies 2.5%
Globus Medical, Inc., Class A (I)	91,470	2,187,962
STERIS Corp.	62,370	3,335,548

Health Care Providers & Services 3.9%
Amsurg Corp. (I)	67,819	3,090,512
Health Net, Inc. (I)	64,190	2,666,453
Team Health Holdings, Inc. (I)	59,280	2,960,443

Life Sciences Tools & Services 1.3%
Charles River Laboratories International, Inc. (I)	54,540	2,918,981

Pharmaceuticals 2.6%
Akorn, Inc. (I)	93,141	3,096,938
Prestige Brands Holdings, Inc. (I)	74,800	2,534,972

Industrials 18.6%		41,043,854

Aerospace & Defense 3.4%
Astronics Corp. (I)	38,680	2,183,486
Curtiss-Wright Corp.	41,520	2,722,051
Orbital Sciences Corp. (I)	89,960	2,658,318

Building Products 1.1%
Apogee Enterprises, Inc.	71,480	2,491,793

Construction & Engineering 1.1%
MasTec, Inc. (I)	76,660	2,362,661

Electrical Equipment 1.4%
EnerSys, Inc.	45,680	3,142,327

Machinery 5.8%
Barnes Group, Inc.	68,460	2,638,448
Chart Industries, Inc. (I)	27,560	2,280,314
John Bean Technologies Corp.	70,785	2,193,627
Rexnord Corp. (I)	103,360	2,909,584
TriMas Corp. (I)	72,860	2,778,152

Professional Services 1.1%
Korn/Ferry International (I)	82,510	2,423,319

Road & Rail 1.1%
Swift Transportation Company (I)	92,800	2,341,344

Trading Companies & Distributors 3.6%
H&E Equipment Services, Inc. (I)	65,060	2,364,280
Kaman Corp.	52,690	2,251,444
Watsco, Inc.	32,140	3,302,706

Information Technology 15.4%		33,940,926

Electronic Equipment, Instruments & Components 3.9%
Belden, Inc.	34,070	2,662,911

2

Small Company Fund
As of 6-30-14 (Unaudited)

		Shares	Value
Information Technology (continued)

Cognex Corp.		20,640	$792,576
InvenSense, Inc. (I)		107,170	2,431,687
Littelfuse, Inc.		28,780	2,675,101

Internet Software & Services 1.8%
Dealertrack Technologies, Inc. (I)		49,390	2,239,343
Web.com Group, Inc. (I)		62,330	1,799,467

IT Services 1.1%
CACI International, Inc., Class A (I)		35,030	2,459,456

Semiconductors & Semiconductor Equipment 2.8%
Entegris, Inc. (I)		231,610	3,183,479
International Rectifier Corp. (I)		109,520	3,055,608

Software 3.8%
ACI Worldwide, Inc. (I)		41,820	2,334,811
Mentor Graphics Corp.		124,190	2,678,778
Verint Systems, Inc. (I)		68,050	3,337,853

Technology Hardware, Storage & Peripherals 2.0%
Cray, Inc. (I)		50,040	1,331,064
Electronics For Imaging, Inc. (I)		65,460	2,958,792

Materials 3.0%			6,722,053

Chemicals 2.2%
Balchem Corp.		41,740	2,235,594
Sensient Technologies Corp.		46,920	2,614,382

Metals & Mining 0.8%
Commercial Metals Company		108,150	1,872,077

Utilities 4.7%			10,337,530

Electric Utilities 4.7%
ALLETE, Inc.		64,560	3,315,156
PNM Resources, Inc.		120,010	3,519,893
UIL Holdings Corp.		90,480	3,502,481

Exchange-Traded Funds 1.0%			$2,105,479

(Cost $1,488,996)
iShares Russell Microcap Index Fund		27,660	2,105,479

	Yield (%)	Shares	Value

Short-Term Investments 3.3%			$7,266,559

(Cost $7,266,559)

Money Market Funds 3.3%			7,266,559

State Street Institutional Liquid Reserves Fund	0.0619 (Y)	7,266,559	7,266,559

Total investments (Cost $186,607,982)† 100.3%			$221,353,967

Other assets and liabilities, net (0.3%)			($566,721)

Total net assets 100.0%			$220,787,246

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(Y) The rate shown is the annualized seven-day yield as of 6-30-14.

3

Small Company Fund
As of 6-30-14 (Unaudited)

† At 6-30-14, the aggregate cost of investment securities for federal income tax purposes was $187,008,312. Net unrealized appreciation aggregated $34,345,655, of which $36,127,592 related to appreciated investment securities and $1,781,937 related to depreciated investment securities.

4

Small Company Fund
As of 6-30-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Small Company Fund.

348Q1 6/14
8/14

John Hancock
Disciplined Value Mid Cap Fund

Quarterly portfolio holdings 6/30/2014

John Hancock
INVESTMENTS

Disciplined Value Mid Cap Fund
As of 6-30-14 (Unaudited)

	Shares	Value

Common Stocks 97.3%		$8,733,398,569

(Cost $6,816,795,409)

Consumer Discretionary 10.3%		925,040,839

Auto Components 3.3%
Lear Corp.	2,182,764	194,964,480
TRW Automotive Holdings Corp. (I)	1,149,575	102,909,954

Household Durables 1.1%
Newell Rubbermaid, Inc.	3,332,444	103,272,440

Internet & Catalog Retail 0.9%
Expedia, Inc.	1,020,555	80,378,912

Leisure Products 0.9%
Brunswick Corp.	1,850,779	77,973,319

Media 1.8%
CBS Corp., Class B (L)	1,624,800	100,965,072
Omnicom Group, Inc.	891,390	63,484,796

Multiline Retail 1.4%
Macy's, Inc.	2,108,215	122,318,634

Specialty Retail 0.9%
Foot Locker, Inc.	1,553,100	78,773,232

Consumer Staples 3.1%		278,002,612

Beverages 1.7%
Coca-Cola Enterprises, Inc.	963,775	46,049,170
Constellation Brands, Inc., Class A (I)	1,189,875	104,863,684

Food & Staples Retailing 0.4%
Rite Aid Corp. (I)	5,164,525	37,029,644

Food Products 0.5%
Tyson Foods, Inc., Class A	1,135,695	42,633,990

Tobacco 0.5%
Lorillard, Inc.	777,860	47,426,124

Energy 6.6%		592,412,630

Energy Equipment & Services 0.4%
Cameron International Corp. (I)	567,050	38,394,956

Oil, Gas & Consumable Fuels 6.2%
Energen Corp.	1,303,590	115,863,079
EQT Corp.	798,035	85,309,942
Kosmos Energy, Ltd. (I)	2,336,467	26,238,524
Marathon Petroleum Corp.	809,070	63,164,095
Noble Energy, Inc.	847,700	65,662,842
QEP Resources, Inc.	1,824,735	62,953,358
Rice Energy, Inc. (I)	899,475	27,389,014
Tesoro Corp.	713,765	41,876,593
Valero Energy Corp.	673,775	33,756,128
Western Refining, Inc.	846,980	31,804,099

Financials 28.1%		2,523,936,825

Banks 6.6%
BB&T Corp.	3,446,600	135,899,438
Comerica, Inc.	1,686,385	84,589,072

1

Disciplined Value Mid Cap Fund
As of 6-30-14 (Unaudited)

	Shares	Value

Financials (continued)

East West Bancorp, Inc.	2,720,035	$95,174,025
Fifth Third Bancorp	5,083,280	108,528,028
Huntington Bancshares, Inc.	8,115,630	77,423,110
SunTrust Banks, Inc.	2,407,615	96,449,057

Capital Markets 4.9%
Raymond James Financial, Inc.	2,460,775	124,835,116
SEI Investments Company	1,702,936	55,805,213
State Street Corp.	506,610	34,074,589
TD Ameritrade Holding Corp.	5,393,740	169,093,749
The Charles Schwab Corp.	2,035,705	54,821,536

Consumer Finance 1.6%
Discover Financial Services	1,446,235	89,637,645
Navient Corp.	1,668,825	29,554,891
SLM Corp.	2,948,460	24,501,703

Diversified Financial Services 0.9%
McGraw-Hill Financial, Inc.	636,664	52,862,212
Moody's Corp.	357,135	31,306,454

Insurance 7.4%
Alleghany Corp. (I)	224,253	98,249,724
Axis Capital Holdings, Ltd.	380,205	16,835,477
Loews Corp.	1,010,525	44,473,205
Marsh & McLennan Companies, Inc.	2,432,905	126,073,137
Reinsurance Group of America, Inc.	1,088,250	85,862,925
Symetra Financial Corp.	1,422,531	32,348,355
The Allstate Corp.	1,607,365	94,384,473
Torchmark Corp.	1,434,684	117,529,313
XL Group PLC	1,380,550	45,185,402

Real Estate Investment Trusts 6.7%
American Assets Trust, Inc.	875,502	30,248,594
Boston Properties, Inc.	956,420	113,029,716
Equity Residential	1,868,785	117,733,455
Essex Property Trust, Inc.	286,828	53,037,365
Kimco Realty Corp.	2,549,015	58,576,365
Regency Centers Corp.	1,281,599	71,359,432
SL Green Realty Corp.	752,570	82,338,684
The Macerich Company	1,080,380	72,115,365

Health Care 8.8%		791,793,820

Health Care Equipment & Supplies 2.1%
Boston Scientific Corp. (I)	3,010,585	38,445,170
CareFusion Corp. (I)	2,838,350	125,880,823
Teleflex, Inc.	252,315	26,644,464

Health Care Providers & Services 6.1%
AmerisourceBergen Corp.	863,950	62,774,607
Cardinal Health, Inc.	866,100	59,379,816
Cigna Corp.	1,069,550	98,366,514
DaVita HealthCare Partners, Inc. (I)	482,190	34,871,981
Laboratory Corp. of America Holdings (I)	613,180	62,789,632
McKesson Corp.	484,095	90,143,330
Omnicare, Inc.	2,147,925	142,987,367

Life Sciences Tools & Services 0.6%
Bruker Corp. (I)	155,170	3,765,976
ICON PLC (I)	971,007	45,744,140

2

Disciplined Value Mid Cap Fund
As of 6-30-14 (Unaudited)

	Shares	Value

Industrials 13.4%		$1,199,307,213

Aerospace & Defense 1.2%
Cubic Corp.	257,575	11,464,663
Curtiss-Wright Corp.	531,742	34,861,006
Huntington Ingalls Industries, Inc.	683,982	64,697,857

Building Products 0.8%
Masco Corp.	3,026,625	67,191,075

Commercial Services & Supplies 0.0%
Steelcase, Inc., Class A	161,595	2,444,932

Construction & Engineering 0.7%
Fluor Corp.	796,525	61,252,773

Electrical Equipment 0.2%
Hubbell, Inc., Class B	180,227	22,194,955

Industrial Conglomerates 0.5%
Carlisle Companies, Inc.	471,410	40,833,534

Machinery 4.6%
Dover Corp.	1,221,419	111,088,058
Flowserve Corp.	1,422,960	105,797,076
Parker Hannifin Corp.	976,785	122,811,178
Stanley Black & Decker, Inc.	321,530	28,236,765
Timken Company	628,135	42,612,678

Professional Services 4.7%
Equifax, Inc.	1,039,730	75,422,014
FTI Consulting, Inc. (I)	481,803	18,221,789
ManpowerGroup, Inc.	1,367,595	116,040,436
Robert Half International, Inc.	2,863,116	136,685,158
Towers Watson & Company, Class A	735,626	76,674,298

Trading Companies & Distributors 0.7%
WESCO International, Inc. (I)(L)	703,600	60,776,968

Information Technology 14.9%		1,333,322,019

Communications Equipment 1.4%
Brocade Communications Systems, Inc.	4,053,580	37,292,936
Harris Corp.	778,820	58,995,615
Motorola Solutions, Inc.	396,040	26,364,383

Electronic Equipment, Instruments & Components 4.1%
Arrow Electronics, Inc. (I)	2,029,607	122,608,559
Avnet, Inc.	1,938,499	85,894,891
Flextronics International, Ltd. (I)	3,344,008	37,018,169
Jabil Circuit, Inc.	2,551,865	53,333,979
Knowles Corp. (I)	610,719	18,773,502
TE Connectivity, Ltd.	752,964	46,563,294

Internet Software & Services 0.6%
InterActiveCorp	370,359	25,639,954
NetEase.com, Inc., ADR (L)	382,805	29,996,600

IT Services 3.4%
Alliance Data Systems Corp. (I)	204,735	57,581,719
Amdocs, Ltd.	2,151,975	99,701,002
Fidelity National Information Services, Inc.	499,670	27,351,936
Global Payments, Inc.	401,890	29,277,687
Total System Services, Inc.	832,420	26,146,312
Vantiv, Inc., Class A (I)	1,797,515	60,432,454

3

Disciplined Value Mid Cap Fund
As of 6-30-14 (Unaudited)

		Shares	Value

Information Technology (continued)

Semiconductors & Semiconductor Equipment 2.2%
Analog Devices, Inc.		1,422,740	$76,927,552
Avago Technologies, Ltd.		631,545	45,515,439
ON Semiconductor Corp. (I)		7,939,014	72,562,588

Software 0.7%
Activision Blizzard, Inc.		3,005,470	67,021,981

Technology Hardware, Storage & Peripherals 2.5%
Seagate Technology PLC		1,383,775	78,626,096
Western Digital Corp.		1,621,835	149,695,371

Materials 6.8%			610,446,821

Chemicals 1.6%
HB Fuller Company		917,162	44,115,492
Minerals Technologies, Inc.		582,977	38,231,632
Valspar Corp.		746,745	56,894,502

Containers & Packaging 4.3%
Crown Holdings, Inc. (I)		2,394,265	119,138,626
Graphic Packaging Holding Company (I)		12,227,067	143,056,684
Owens-Illinois, Inc. (I)		2,452,910	84,968,802
Rock-Tenn Company, Class A		390,780	41,262,460

Paper & Forest Products 0.9%
International Paper Company		1,640,155	82,778,623

Utilities 5.3%			479,135,790

Electric Utilities 3.1%
American Electric Power Company, Inc.		1,592,860	88,833,802
Edison International		1,406,055	81,705,856
FirstEnergy Corp.		680,930	23,641,891
Great Plains Energy, Inc.		1,798,045	48,313,469
Westar Energy, Inc. (L)		1,043,100	39,835,989

Independent Power and Renewable Electricity Producers 0.8%
AES Corp.		4,488,794	69,800,747

Multi-Utilities 1.4%
Alliant Energy Corp.		977,164	59,470,201
Ameren Corp.		891,740	36,454,331
PG&E Corp.		647,220	31,079,504

	Yield (%)	Shares	Value

Securities Lending Collateral 0.6%			$53,450,706

(Cost $53,448,390)

John Hancock Collateral Investment Trust (W)	0.0995(Y)	5,341,118	53,450,706

Short-Term Investments 2.4%			$216,250,326

(Cost $216,250,326)

Money Market Funds 2.4%			216,250,326

State Street Institutional US Government Money Market Fund	0.0000(Y)	216,250,326	216,250,326

4

Disciplined Value Mid Cap Fund
As of 6-30-14 (Unaudited)

Total investments (Cost $7,086,494,125)† 100.3%	$9,003,099,601

Other assets and liabilities, net (0.3%)	($28,255,052)

Total net assets 100.0%	$8,974,844,549

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 6-30-14. The value of securities on loan amounted to $52,302,951.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 6-30-14.

† At 6-30-14, the aggregate cost of investment securities for federal income tax purposes was $7,105,589,638. Net unrealized appreciation aggregated $1,897,509,963, of which $1,908,017,846 related to appreciated investment securities and $10,507,883 related to depreciated investment securities.

5

Disciplined Value Mid Cap Fund
As of 6-30-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund.

363Q1 6/14
8/14

John Hancock
International Value Equity Fund

Quarterly portfolio holdings 6/30/2014

John Hancock
INVESTMENTS

International Value Equity Fund
As of 6-30-14 (Unaudited)

	Shares	Value

Common Stocks 95.1%		$447,242,594

(Cost $375,247,423)

Australia 4.7%		21,969,306

AGL Energy, Ltd.	238,636	3,485,758
Australia & New Zealand Banking Group, Ltd.	136,709	4,298,743
BHP Billiton, Ltd.	104,467	3,562,808
Incitec Pivot, Ltd.	1,091,111	2,983,042
National Australia Bank, Ltd.	122,194	3,776,863
Santos, Ltd.	287,089	3,862,092

Canada 8.0%		37,575,660

Agrium, Inc. (L)	38,033	3,484,116
Bank of Montreal	60,919	4,486,214
Bank of Nova Scotia	68,743	4,583,081
Barrick Gold Corp.	219,465	4,018,880
Bombardier, Inc., Class B	885,659	3,129,127
Husky Energy, Inc.	131,196	4,236,928
Magna International, Inc.	38,426	4,136,273
Suncor Energy, Inc.	117,469	5,008,987
The Toronto-Dominion Bank	87,261	4,492,054

China 2.0%		9,332,539

China Petroleum & Chemical Corp., H Shares	5,100,800	4,856,110
CNOOC, Ltd.	2,483,000	4,476,429

Denmark 0.8%		3,890,932

Danske Bank A/S	137,642	3,890,932

Finland 0.8%		3,672,930

Kesko OYJ, B Shares	92,948	3,672,930

France 7.7%		36,283,237

Cie de Saint-Gobain	67,323	3,798,511
GDF Suez	155,519	4,284,791
Kering	16,735	3,671,175
Orange SA	212,406	3,360,754
Sanofi	39,847	4,235,317
Societe BIC SA	30,352	4,153,303
Total SA	64,622	4,675,379
Vinci SA	54,971	4,109,565
Vivendi SA (I)	163,228	3,994,442

Germany 11.2%		52,480,498

Allianz SE	25,778	4,302,704
BASF SE	33,142	3,855,195
Bayerische Motoren Werke AG	35,386	4,480,917
Deutsche Bank AG	101,283	3,559,588
Deutsche Boerse AG	50,631	3,925,656
E.ON SE	184,983	3,813,527
Fresenius SE & Company KGaA	28,595	4,264,532
Merck KGaA	54,170	4,697,444
Muenchener Rueckversicherungs AG	18,801	4,163,449
Rheinmetall AG	41,266	2,918,053
SAP AG	61,299	4,723,376
Siemens AG	29,837	3,939,503
Software AG	106,321	3,836,554

1

International Value Equity Fund
As of 6-30-14 (Unaudited)

	Shares	Value

Hong Kong 4.7%		$22,052,076

China Mobile, Ltd.	471,500	4,579,556
Guangdong Investment, Ltd.	4,358,000	5,016,172
Hang Lung Group, Ltd.	803,000	4,346,998
Swire Pacific, Ltd., Class A, Class A	325,632	4,005,885
Yue Yuen Industrial Holdings, Ltd.	1,212,385	4,103,465

Ireland 0.8%		3,605,008

C&C Group PLC	578,257	3,605,008

Israel 0.8%		3,937,554

Teva Pharmaceutical Industries, Ltd.	74,954	3,937,554

Japan 17.5%		82,556,247

Asahi Kasei Corp.	502,944	3,850,298
Bridgestone Corp.	103,700	3,631,930
Canon, Inc. (L)	121,000	3,954,520
East Japan Railway Company	46,000	3,624,436
Fujitsu, Ltd.	568,106	4,256,728
Honda Motor Company, Ltd.	97,100	3,388,280
Inpex Corp.	323,300	4,918,104
Komatsu, Ltd.	181,400	4,210,889
Kyocera Corp.	91,800	4,359,013
Marubeni Corp.	498,000	3,644,847
Mitsubishi Corp.	190,000	3,954,737
Mitsubishi UFJ Financial Group, Inc.	703,500	4,318,585
Mitsui Fudosan Company, Ltd.	118,000	3,982,412
Mizuho Financial Group, Inc.	1,837,400	3,776,782
MS&AD Insurance Group Holdings	129,900	3,139,532
Nippon Telegraph & Telephone Corp.	67,100	4,182,197
Nippon Television Network Corp.	253,468	4,395,403
Nissan Motor Company, Ltd.	408,989	3,872,902
Sumitomo Chemical Company, Ltd.	889,000	3,360,589
Toyo Suisan Kaisha, Ltd.	114,000	3,514,002
Toyota Motor Corp.	70,484	4,220,061

Netherlands 5.6%		26,279,309

Aegon NV (L)	429,085	3,743,102
Heineken Holding NV	54,680	3,593,300
Koninklijke Ahold NV	180,114	3,377,333
Koninklijke KPN NV (I)	788,660	2,875,505
Royal Dutch Shell PLC, A Shares (L)	132,038	5,451,860
TNT Express NV	390,746	3,535,203
Wolters Kluwer NV	125,011	3,703,006

Norway 0.9%		4,204,259

DNB ASA	230,102	4,204,259

Singapore 2.5%		11,603,252

DBS Group Holdings, Ltd.	306,500	4,122,330
Sembcorp Industries, Ltd.	845,000	3,641,157
Singapore Telecommunications, Ltd.	1,243,000	3,839,765

South Africa 0.6%		2,704,530

Tiger Brands, Ltd.	93,777	2,704,530

Spain 1.5%		7,321,534

Banco Bilbao Vizcaya Argentaria SA	276,651	3,526,032
Telefonica SA	221,082	3,795,502

2

International Value Equity Fund
As of 6-30-14 (Unaudited)

		Shares	Value

Sweden 2.4%			$11,365,450

Meda AB, Series A		234,745	4,075,282
Modern Times Group AB, B Shares		85,221	3,661,267
SKF AB, B Shares		142,323	3,628,901

Switzerland 6.0%			28,251,527

Aryzta AG (I)		35,190	3,332,638
Credit Suisse Group AG (I)		128,881	3,665,306
Glencore Xstrata PLC		663,759	3,698,940
Lonza Group AG (I)		34,930	3,798,584
Nestle SA		56,597	4,385,526
Novartis AG		61,283	5,549,687
Zurich Insurance Group AG (I)		12,686	3,820,846

United Kingdom 16.6%			78,156,746

Anglo American PLC		155,286	3,805,805
AstraZeneca PLC		55,871	4,156,670
Aviva PLC		431,207	3,762,185
Barclays PLC		1,054,206	3,840,236
British Sky Broadcasting Group PLC		260,712	4,032,005
Debenhams PLC		2,256,292	2,642,299
Diageo PLC		124,570	3,967,439
GlaxoSmithKline PLC		167,267	4,453,514
HSBC Holdings PLC		450,772	4,573,114
Imperial Tobacco Group PLC		90,490	4,070,967
Meggitt PLC		471,374	4,081,181
National Grid PLC		273,363	3,935,553
Reed Elsevier PLC		238,309	3,829,601
Rexam PLC		409,213	3,745,476
RSA Insurance Group PLC		440,705	3,579,379
Smith & Nephew PLC		235,331	4,164,883
Standard Chartered PLC		190,787	3,899,701
Subsea 7 SA		164,904	3,073,729
Unilever PLC		97,353	4,412,959
Vodafone Group PLC		1,235,699	4,130,050

		Shares	Value

Preferred Securities 0.8%			$3,735,250

(Cost $4,335,808)

Brazil 0.8%			3,735,250

Petroleo Brasileiro SA		477,330	3,735,250

	Yield (%)	Shares	Value

Securities Lending Collateral 1.5%			$6,967,616
(Cost $6,967,642)

John Hancock Collateral Investment Trust (W)	0.0995(Y)	696,246	6,967,616

3

International Value Equity Fund
As of 6-30-14 (Unaudited)

	Par value	Value

Short-Term Investments 3.3%		$15,552,000

(Cost $15,552,000)

Repurchase Agreement 3.3%		15,552,000

Barclays Capital Tri-Party Repurchase Agreement dated 6-30-14 at
0.070% to be repurchased at $7,721,015 on 7-1-14, collateralized by $5,560,500 U.S. Treasury Inflation Indexed Bonds, 2.000% due
1-15-26 (valued at $7,875,541, including interest)	7,721,000	7,721,000
Repurchase Agreement with State Street Corp. dated 6-30-14 at
0.000% to be repurchased at $7,831,000 on 7-1-14, collateralized by $7,860,000 U.S. Treasury Notes, 2.250% due 3-31-21, (valued at
$7,987,725, including interest)	7,831,000	7,831,000

Total investments (Cost $402,102,873)† 100.7%		$473,497,460

Other assets and liabilities, net (0.7%)		($3,520,395)

Total net assets 100.0%		$469,977,065

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 6-30-14. The value of securities on loan amounted to $7,131,311.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 6-30-14.

† At 6-30-14, the aggregate cost of investment securities for federal income tax purposes was $402,457,374. Net unrealized appreciation aggregated $71,040,086, of which $79,036,848 related to appreciated investment securities and $7,996,762 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 6-30-14:

Financials	23.0%
Consumer Discretionary	11.5%
Industrials	11.1%
Energy	9.4%
Health Care	9.2%
Consumer Staples	8.6%
Materials	7.7%
Telecommunication Services	6.5%
Information Technology	4.5%
Utilities	4.4%
Short-Term Investments & Other	4.1%

Total	100.%

4

International Value Equity Fund
As of 6-30-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

5

International Value Equity Fund
As of 6-30-14 (Unaudited)

The following is a summary of the values by input classification of the fund’s investments as of June 30, 2014, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	6-30-14	Price	Inputs	Inputs
CommonStocks
Australia	$21,969,306	—	$21,969,306	—
Canada	37,575,660	$37,575,660	—	—
China	9,332,539	—	9,332,539	—
Denmark	3,890,932	—	3,890,932	—
Finland	3,672,930	—	3,672,930	—
France	36,283,237	—	36,283,237	—
Germany	52,480,498	—	52,480,498	—
Hong Kong	22,052,076	—	22,052,076	—
Ireland	3,605,008	—	3,605,008	—
Israel	3,937,554	—	3,937,554	—
Japan	82,556,247	—	82,556,247	—
Netherlands	26,279,309	—	26,279,309	—
Norway	4,204,259	—	4,204,259	—
Singapore	11,603,252	—	11,603,252	—
South Africa	2,704,530	—	2,704,530	—
Spain	7,321,534	—	7,321,534	—
Sweden	11,365,450	—	11,365,450	—
Switzerland	28,251,527	—	28,251,527	—
United Kingdom	78,156,746	—	78,156,746	—
Preferred Securities	3,735,250	3,735,250	—	—
Securities Lending Collateral	6,967,616	6,967,616	—	—
Short-Term Investments	15,552,000	—	15,552,000	—

Total Investments in Securities	$473,497,460	$48,278,526	$425,218,934	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**800-225-5291**
	EASI-Line	**800-338-8080**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock International Value Equity Fund.

366Q1 6/14
8/14

John Hancock
Strategic Growth Fund

Quarterly portfolio holdings 6/30/2014

John Hancock
INVESTMENTS

Strategic Growth Fund
As of 6-30-14 (Unaudited)

	Shares	Value

Common Stocks 91.8%		$2,023,676,825

(Cost $1,759,421,412)

Consumer Discretionary 20.2%		444,857,530

Auto Components 1.3%
Delphi Automotive PLC	427,495	29,386,005

Hotels, Restaurants & Leisure 3.6%
Chipotle Mexican Grill, Inc. (I)	8,545	5,062,998
Las Vegas Sands Corp.	428,163	32,634,584
Starbucks Corp.	543,767	42,076,690

Household Durables 1.4%
Mohawk Industries, Inc. (I)	223,940	30,979,860

Internet & Catalog Retail 4.9%
Amazon.com, Inc. (I)	167,800	54,498,084
The Priceline Group, Inc. (I)	31,576	37,985,928
TripAdvisor, Inc. (I)	133,536	14,510,022

Leisure Products 0.1%
Polaris Industries, Inc.	8,200	1,067,968

Media 3.7%
Comcast Corp., Class A	1,004,068	53,898,370
Time Warner, Inc.	403,340	28,334,635

Specialty Retail 4.6%
Lowe's Companies, Inc.	522,408	25,070,360
The Home Depot, Inc.	636,043	51,494,041
Tractor Supply Company	414,270	25,021,908

Textiles, Apparel & Luxury Goods 0.6%
Michael Kors Holdings, Ltd. (I)	144,795	12,836,077

Consumer Staples 7.7%		169,169,601

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	273,475	31,493,381
Whole Foods Market, Inc.	554,997	21,439,534

Tobacco 5.3%
Altria Group, Inc.	480,213	20,140,133
Lorillard, Inc.	372,329	22,700,899
Philip Morris International, Inc.	626,168	52,792,224
Reynolds American, Inc.	341,399	20,603,430

Energy 5.0%		111,254,865

Energy Equipment & Services 1.4%
Schlumberger, Ltd.	259,528	30,611,328

Oil, Gas & Consumable Fuels 3.6%
ConocoPhillips	317,892	27,252,881
Hess Corp.	272,967	26,993,707
Occidental Petroleum Corp.	257,205	26,396,949

Financials 5.6%		123,691,341

Banks 2.0%
Citigroup, Inc.	612,206	28,834,903
First Republic Bank	266,761	14,669,187

1

Strategic Growth Fund
As of 6-30-14 (Unaudited)

	Shares	Value

Financials (continued)

Consumer Finance 1.2%
Capital One Financial Corp.	326,707	$26,985,998

Insurance 0.9%
Aon PLC	220,738	19,886,286

Real Estate Investment Trusts 1.5%
Crown Castle International Corp.	448,626	33,314,967

Health Care 16.5%		363,091,073

Biotechnology 7.2%
Alexion Pharmaceuticals, Inc. (I)	153,880	24,043,750
Amgen, Inc.	391,189	46,305,042
Biogen Idec, Inc. (I)	142,393	44,897,937
Celgene Corp. (I)	491,412	42,202,463

Health Care Providers & Services 1.6%
AmerisourceBergen Corp.	211,013	15,332,205
Catamaran Corp. (I)	454,155	20,055,485

Health Care Technology 1.3%
Allscripts Healthcare Solutions, Inc. (I)	1,835,049	29,452,536

Pharmaceuticals 6.4%
AbbVie, Inc.	760,761	42,937,351
Bristol-Myers Squibb Company	818,112	39,686,613
Mylan, Inc. (I)	489,756	25,251,819
Perrigo Company PLC	225,891	32,925,872

Industrials 11.9%		262,575,072

Aerospace & Defense 4.6%
Precision Castparts Corp.	129,004	32,560,610
The Boeing Company	370,610	47,152,710
United Technologies Corp.	181,258	20,926,236

Air Freight & Logistics 1.4%
FedEx Corp.	206,082	31,196,693

Building Products 2.0%
Fortune Brands Home & Security, Inc.	765,390	30,562,023
USG Corp. (I)(L)	492,600	14,842,038

Electrical Equipment 0.7%
Eaton Corp. PLC	217,701	16,802,163

Machinery 0.8%
Cummins, Inc.	111,518	17,206,112

Road & Rail 2.3%
Norfolk Southern Corp.	296,636	30,562,407
Union Pacific Corp.	197,032	19,653,942

Trading Companies & Distributors 0.1%
United Rentals, Inc. (I)	10,600	1,110,138

Information Technology 21.0%		463,363,568

Communications Equipment 1.1%
Cisco Systems, Inc.	989,563	24,590,641

Electronic Equipment, Instruments & Components 0.6%
TE Connectivity, Ltd.	210,076	12,991,100

2

Strategic Growth Fund
As of 6-30-14 (Unaudited)

		Shares	Value
Information Technology (continued)

Internet Software & Services 6.9%
Facebook, Inc., Class A (I)		815,356	$54,865,305
Google, Inc., Class A (I)		78,590	45,949,215
Google, Inc., Class C (I)		89,779	51,648,063

IT Services 2.4%
Visa, Inc., Class A		247,629	52,177,907

Software 5.8%
Microsoft Corp.		1,896,194	79,071,290
Tableau Software, Inc., Class A (I)		260,123	18,554,574
VMware, Inc., Class A (I)		305,083	29,535,085

Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.		1,011,303	93,980,388

Materials 3.9%			85,673,775

Chemicals 3.1%
PPG Industries, Inc.		164,667	34,604,770
The Sherwin-Williams Company		163,773	33,886,271

Metals & Mining 0.8%
Nucor Corp.		348,888	17,182,734

	Yield (%)	Shares	Value

Securities Lending Collateral 0.6%			$12,878,712

(Cost $12,878,451)

John Hancock Collateral Investment Trust (W)	0.0995(Y)	1,286,919	12,878,712

Total investments (Cost $1,772,299,863)† 92.4%			$2,036,555,537

Other assets and liabilities, net 7.6%			$167,609,164

Total net assets 100.0%			$2,204,164,701

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 6-30-14. The value of securities on loan amounted to $12,620,075.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 6-30-14.

† At 6-30-14, the aggregate cost of investment securities for federal income tax purposes was $1,773,988,494. Net unrealized appreciation aggregated $262,567,043, of which $273,115,720 related to appreciated investment securities and $10,548,677 related to depreciated investment securities.

3

Strategic Growth Fund
As of 6-30-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2014, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**800-225-5291**
	EASI-Line	**800-338-8080**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Strategic Growth Fund.

393Q1 6/14
8/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	August 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	August 6, 2014

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	August 6, 2014